Related party balances and transactions (Related party balances) (Balances due to related parties) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Due to related party	¥ 18,956,220	¥ 10,277,621
Huaneng Group
Disclosure of transactions between related parties [line items]
Due to related party	99,824	382,571
HIPDC [member]
Disclosure of transactions between related parties [line items]
Due to related party	14,096	13,788
Joint ventures where entity is venturer [member]
Disclosure of transactions between related parties [line items]
Due to related party	144,887	150,357
Associates of the Group [member]
Disclosure of transactions between related parties [line items]
Due to related party	3,616
Subsidiaries of Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Due to related party	¥ 18,693,797	¥ 9,730,905